Segment reporting - Major customers (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Geographical information
Number of major customers			2
Customer A
Geographical information
Revenue percentage	63.00%	65.00%	63.00%	66.00%
Customer B
Geographical information
Revenue percentage	17.00%	15.00%	17.00%	14.00%